Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of reconciles income tax expense by statutory rate to the company’s actual income tax expense
	For the Years Ended December 31,
	2022	2021	2020
Income tax benefit computed based on PRC statutory income tax rate	$(3,849,305)	$(5,118,519)	$(1,179,508)
Effect of favorable income tax rate in certain entity in PRC	181,088	889,716	(164,071)
Non-PRC entities not subject to PRC tax (1)	1,749,333	1,564,644	401,488
Research & Development (“R&D”) tax credit (2)	(240,150)	(260,213)	(251,178)
Non-deductible expenses - permanent difference (3)	171,393	588,191	826,034
Change in valuation allowance	1,970,079	2,339,650	937,209
Effective tax (benefit) expense	$(17,562)	$3,469	$569,974

(1)	Represents the tax losses incurred from operations outside of China.

(2)	According to PRC tax regulations, 200% of current year R&D expense approved by the local tax authority may be deducted from tax income.

(3)	Represents expenses incurred by the Company that were not deductible for PRC income tax.

Schedule of income (loss) before income tax
	For the Years Ended December 31,
	2022	2021	2020
Loss before income tax expense from China	$(9,398,680)	$(13,889,029)	$(3,280,706)
Loss before income tax expense from outside of China	(5,998,540)	(6,585,045)	(1,437,326)
Total loss before income tax provision	$(15,397,220)	$(20,474,074)	$(4,718,032)

Schedule of income tax provision (benefit)
	For the Years ended December 31,
	2022	2021	2020
Current	$-	$3,469	$569,974
Deferred	(17,562)	-	-
Total	$(17,562)	$3,469	$569,974

Schedule of deferred tax asset
Deferred tax asset	December 31 2022	December 31 2021
Provision of doubtful accounts	$531,902	$323,107
Tax loss carried forwards	5,443,492	4,482,385
Valuation allowance on tax losses	(5,975,394)	(4,805,492)
	$-	$-

Schedule of taxes payable
	December 31,	December 31,
	2022	2021
VAT tax payable	$359,391	$422,678
Corporate income tax payable	1,702,591	2,156,850
Land use tax and other taxes payable	15,106	20,242
Total	$2,077,088	$2,599,770